Transactions with Related Parties - Principal Executive Office Lease (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Annual lease payment		€ 63,000	$ 67
Subsequent event
Debt Instrument [Line Items]
Annual lease payment	€ 86,400
Office Lease, Lease Period	3 years